Forward Purchase Agreement - Narrative (Details) - USD ($) $ in Thousands	Feb. 03, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Fixed Maturity Consideration		$ 6,967	$ 0
Prepaid forward contract
Derivative [Line Items]
Derivative Transaction Costs	$ 451